Annual Total Returns (Vanguard Total Bond Market Index Fund - Investor Shares Retail) (Vanguard Total Bond Market Index Fund, Vanguard Total Bond Market Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Annual Total Return
2012	4.05%
2011	7.56%
2010	6.42%
2009	5.93%
2008	5.05%
2007	6.92%
2006	4.27%
2005	2.40%
2004	4.24%
2003	3.97%